Other Financial Liabilities (debt) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current debt:
Lease liabilities (b)	$ 4,098	$ 3,609
Total current debt	179,417	25,086
Non-current debt:
Lease liabilities (b)	1,681	4,230
Less : Debt issuance costs	(4,201)	(3,205)
Total non-current financial liabilities	878,558	506,567
Sociedad Minera El Brocal S.A.A
Current debt:
Senior unsecured credit facility (a)	325,000
Lease liabilities (b)	7,617	10,223
Less: Debt issuance costs	(305)
Total current debt	332,312	10,223
Non-current debt:
Lease liabilities (b)	62,503	68,994
Senior unsecured credit facility (a)		525,000
Less : Debt issuance costs		(1,549)
Total non-current financial liabilities	62,503	592,445
Total other financial liabilities	$ 394,815	$ 602,668	$ 911,675